ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Unrealized gain (loss) on debt securities	$ 55,129	$ (444,257)	$ (67,759)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	4,648
Retirement obligations	432	(16,000)	3,068
Foreign Currency Translation	216	(90)	(625)
Total	60,425	(460,347)	(65,316)
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on debt securities	(1,258)	569	(759)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	237	0	0
Retirement obligation	747	1,334	2,198
Foreign Currency Translation	0	0	0
Total	(2,242)	(765)	(2,957)
Transactions Pre-tax
Unrealized gain (loss) on debt securities	56,387	(444,826)	(67,000)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax	4,885
Retirement obligation	1,179	(14,666)	5,266
Foreign Currency Translation	216	(90)	(625)
Total	62,667	(459,582)	(62,359)
Transactions Tax-effect
Unrealized gain (loss) on debt securities	(12,420)	97,863	14,462
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, Tax	1,130
Retirement obligation	(273)	3,489	(1,200)
Foreign Currency Translation	0	0	0
Total	(13,823)	101,352	13,262
Transactions Net of tax
Unrealized gain (loss) on debt securities	43,967	(346,963)	(52,538)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	3,755	0	0
Retirement obligation	906	(11,177)	4,066
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	216	(90)	(625)
Total	48,844	(358,230)	(49,097)
Balances Net of tax
Unrealized gain (loss) on debt securities	(281,958)	(325,925)	21,038	$ 73,576
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	3,755	0
Retirement obligation	(31,117)	(32,023)	(20,846)	(24,912)
Foreign Currency Translation	(499)	(715)	(625)	0
Total	(309,819)	(358,663)	(433)	$ 48,664
Accumulated other comprehensive income (loss)
Transactions Net of tax
Total	$ 48,844	$ (358,230)	$ (49,097)